Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share
Earnings Per Common Share

15                   Earnings Per Common Share

The following is a reconciliation of basic and diluted earnings per common share for the respective years:

In millions, except per share amounts	2012	2011	2010
Numerator for earnings per common share calculation:
Income from continuing operations	$3,882	$3,488	$3,422
Net loss attributable to noncontrolling interest	2	4	3
Income from continuing operations attributable to CVS Caremark, basic	3,884	3,492	3,425
Income (loss) from discontinued operations, net of tax	(7)	(31)	2
Net income attributable to CVS Caremark, basic and diluted	$3,877	$3,461	$3,427
Denominator for earnings per common share calculation:
Weighted average common shares, basic	1,271	1,338	1,367
Stock options	8	8	8
Restricted stock units	1	1	2
Weighted average common shares, diluted	1,280	1,347	1,377
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$3.06	$2.61	$2.51
Loss from discontinued operations attributable to CVS Caremark	(0.01)	(0.02)	—
Net income attributable to CVS Caremark	$3.05	$2.59	$2.51
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark	$3.03	$2.59	$2.49
Loss from discontinued operations attributable to CVS Caremark	(0.01)	(0.02)	—
Net income attributable to CVS Caremark	$3.03	$2.57	$2.49